068 P4 09/24

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
SUPPLEMENT DATED SEPTEMBER 12, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI’)
EACH DATED OCTOBER 1, 2023, OF
K2 ALTERNATIVE STRATEGIES FUND (THE “FUND”)

Effective September 30, 2024, the following supersedes any and all disclosure to the contrary in the Fund’s Summary Prospectus, Prospectus and SAI:

The portfolio managers of the Fund are Robert Christian (co-lead portfolio manager), Lillian C. Knight (co-lead portfolio manager), and Art Vinokur (co-lead portfolio manager).

Please retain this supplement for future reference.